Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions
Related parties of the Bank comprise of directors and key management personnel. Total compensation paid to them is as detailed below:

	December 31,
	2025	2024	2023
Expenses:
Compensation costs to directors	2,854	2,391	1,910
Compensation costs to key management personnel	13,801	11,461	8,067

Compensation costs of Bank´s directors and key management personnel include annual cash retainers and the cost of granted restricted stock and restricted stock units, as detailed in the Stock Incentive Plan, see Note 28.